Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Assets [Abstract]
OTHER ASSETS

NOTE 4 – OTHER ASSETS

Other assets consisted of the following at June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020

Operating lease right of use assets	$-	$49,856
Other	136,163	190,367
	$136,163	$240,223

NOTE 3 – OTHER ASSETS

The Company’s other assets consist of software being developed for new product offerings that have not been placed into service. Other assets as of December 31, 2020 and 2019 include:

	2020	2019
Software and development	$-	$128,005
Operating Lease ROU Assets	49,856	171,141
Other	190,367	83,920
	$240,223	$383,066